UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	October 11, 2005

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       59

Form 13F Information Table value total:       $121578



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Activision Inc             COM              004930202        274   13390SH       SOLE                 0       0  13390
Aetna Inc.                 COM              00817Y108       5667   65785SH       SOLE                 0       0  65785
Amphenol Corp Cl A         CLASS A          032095101       3603   89320SH       SOLE                 0       0  89320
Analog Devices, Inc.       COM              032654105        643   17326SH       SOLE                 0       0  17326
Bank of America CorporationCOM              060505104        445   10569SH       SOLE                 0       0  10569
BB&T Corporation           COM              054937107        344    8803SH       SOLE                 0       0   8803
Berkshire Hathaway B       CLASS B          084670207        240      88SH       SOLE                 0       0     88
BP Amoco                   COM              055622104        378    5340SH       SOLE                 0       0   5340
Bunge Limited              COM              G16962105       2667   50692SH       SOLE                 0       0  50692
Capital One Financial Corp.COM              14040H105        360    4532SH       SOLE                 0       0   4532
Casavant Intl Mng Corp     COM              125809996          0   15718SH       SOLE                 0       0  15718
Cerner Corp                COM              156782104       4825   55505SH       SOLE                 0       0  55505
Charles Schwab & Co., Inc. COM               808513105       300   20767SH       SOLE                 0       0  20767
Chevrontexaco Corp         COM               166764100       251    3880SH       SOLE                 0       0   3880
Chicos Fashion Inc         COM               168615102      4461  121225SH       SOLE                 0       0 121225
Cisco Systems, Inc.        COM              17275R102        268   14949SH       SOLE                 0       0  14949
Cmkm Diamonds Inc          COM               125809103         0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       381    8815SH       SOLE                 0       0   8815
Constellation Brands       COM              21036P108       2835  109057SH       SOLE                 0       0 109057
Constellation Energy Group,COM               210371100       266    4325SH       SOLE                 0       0   4325
Covance Inc.               COM               222816100      4274   89050SH       SOLE                 0       0  89050
CVS Corp                   COM               126650100      1524   52545SH       SOLE                 0       0  52545
Dean Foods Co              COM               242370104      2280   58676SH       SOLE                 0       0  58676
Dell Inc.                  COM               247025109      1356   39658SH       SOLE                 0       0  39658
Devon Energy Corporation   COM              25179M103       4923   71715SH       SOLE                 0       0  71715
Dominion Resources, Inc.   COM              25746U109        256    2977SH       SOLE                 0       0   2977
Donnelley R R & Sons Co    COM               257867101       216    5826SH       SOLE                 0       0   5826
Duke Energy Corporation    COM               264399106      2877   98643SH       SOLE                 0       0  98643
Dun & Bradstreet CorporatioCOM              26483E100       3686   55952SH       SOLE                 0       0  55952
EnCana Corporation         COM               292505104      2156   36980SH       SOLE                 0       0  36980
Energen Corp               COM              29265N108       3953   91376SH       SOLE                 0       0  91376
EOG Resources, Inc.        COM              26875P101       5105   68159SH       SOLE                 0       0  68159
Exxon Mobil Corporation    COM              30231G102       2481   39053SH       SOLE                 0       0  39053
First Data Corp.           COM               319963104       434   10858SH       SOLE                 0       0  10858
General Electric Co.       COM               369604103      3120   92652SH       SOLE                 0       0  92652
Guitar Center Inc          COM               402040109      2563   46420SH       SOLE                 0       0  46420
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100       561   22740SH       SOLE                 0       0  22740
Johnson & Johnson          COM               478160104       257    4063SH       SOLE                 0       0   4063
L-3 Communications Hldgs   COM               502424104      3228   40825SH       SOLE                 0       0  40825
Lehman Brothers Holdings, ICOM               524908100      4382   37620SH       SOLE                 0       0  37620
Markel Corp                COM               570535104       243     735SH       SOLE                 0       0    735
Natl Semiconductor Corp    COM              637640103       1595   60875SH       SOLE                 0       0  60875
Nordstrom, Inc.            COM               655664100      3085   89876SH       SOLE                 0       0  89876
Pfizer, Inc.               COM               717081103       223    8928SH       SOLE                 0       0   8928
Praxair, Inc.              COM              74005P104       3551   74091SH       SOLE                 0       0  74091
Procter & Gamble Company   COM               742718109       992   16682SH       SOLE                 0       0  16682
SPDR Trust                 COM              78462F103       2062   16761SH       SOLE                 0       0  16761
Staples, Inc.              COM               855030102      3629  170212SH       SOLE                 0       0 170212
Sunoco, Inc.               COM              86764P109       4705   60171SH       SOLE                 0       0  60171
Sysco Corporation          COM               871829107      1338   42665SH       SOLE                 0       0  42665
Target Corporation         COM              87612E106       1334   25695SH       SOLE                 0       0  25695
UnitedHealth Group         COM              91324P102       5682  101110SH       SOLE                 0       0 101110
W.R. Berkley Corp.         COM              084423102       5192  131521SH       SOLE                 0       0 131521
Wachovia Corp.             COM               929903102       686   14411SH       SOLE                 0       0  14411
Walgreen Co.               COM              3931422109       209    4816SH       SOLE                 0       0   4816
Wellpoint Inc.             COM              94973H108       4705   62057SH       SOLE                 0       0  62057
Wells Fargo & Co., Inc.    COM               949746101      4124   70405SH       SOLE                 0       0  70405
Wyeth                      COM               983024100       377    8145SH       SOLE                 0       0   8145